Schedule of Assets (Held at End of Year) (Details) - EBP 020	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-0458500
Plan number	020
Participant loan, current value	$ 18,992,982
Asset held for investment	$ 931,935,435
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	9.50%
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 379,498,600
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	533,443,853
Investment, Identifier [Axis]: American Funds EUPAC Fund; Class R-6 | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,709,671
Investment, Identifier [Axis]: Aristotle Value Equity CIT; B | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	39,228,972
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund Collective Trust; Class 6 | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,187,346
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Plus Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	162,318,915
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund; Institutional Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	44,481,664
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund; Institutional Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,928,551
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,416,093
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	49,232,101
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	41,190,413
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	94,609,628
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,477,338
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	83,575,482
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,000,498
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	59,326,463
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,127,050
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,316,341
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,177,363
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,163,510
Investment, Identifier [Axis]: Vanguard Target Retirement Income and Growth Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,348,202
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund; Institutional Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	53,827,224
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund; Institutional Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	57,229,368
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	23,003,207
Investment, Identifier [Axis]: Wasatch Core Growth CIT; Class A | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,067,053